Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Nov. 30, 2024	Dec. 31, 2023
Commitments and Contingencies

NOTE 6. COMMITMENTS

Registration Rights

The holders of the Founder Shares, the representative shares, Private Placement Warrants (including component securities contained therein) and warrants (including securities contained therein) that may be issued upon conversion of Working Capital Loans, any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and any Class A ordinary shares and warrants (and underlying Class A ordinary share) that may be issued upon exercise of the warrants as part of the Working Capital Loans and Class A ordinary share issuable upon conversion of the Founder Shares, will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of the Initial Public Offering, requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to the Company’s Class A ordinary share). The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the Company’s completion of the initial Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering the securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the date of the Initial Public Offering to purchase up to an additional 1,500,000 units to cover over-allotments. This option was exercised on the date of the Initial Public Offering, April 18, 2022.

In accordance to the Underwriting Agreement between EF Hutton LLC (Underwriter) and the Company (Aura Fat Projects Acquisition Corp), the Underwriter were paid an Initial Underwriting Fee of 1% of the gross proceeds, which aggregated to $1,150,000 at the Initial Public Offering. Additionally, the Underwriter will be entitled to a Deferred Underwriting Fee of 3.5% of the gross proceeds of the IPO, which aggregates to $4,025,000, upon the completion of the Company’s initial Business Combination.

On July 24, 2024, the Company and the Underwriter, collectively the Parties further entered into a Deed of Satisfaction and Discharge of Indebtedness (Deed) in relation to the Deferred Underwriting Fee upon completion of the Company’s Business Combination. The Deed outlines the steps and fulfilment of the Deferred Underwriting Fee based on select scenarios upon Business Combination, in particular the financial obligations of the Deferred Underwriting Fee will be satisfied in combination of cash and scrip of the Company.

In the event of a Business Combination, the Underwriter shall receive up to the maximum of $402,500 in cash from available funds in the Trust Account only, and the balance of the Deferred Underwriting Fee shall be issued in Company scrip. If a PIPE is delivered as part of the Business Combination, the Underwriter will instead be entitled to a maximum of $500,000 in cash from available funds in the Trust Account, with the balance of the Deferred Underwriting Fee issued in Company scrip. The Underwriter shall be entitled to a PIPE placement fee in addition to the Deferred Underwriting Fee. If there is insufficient amount in Trust Account to satisfy the cash obligations of the above scenarios, the unpaid cash balance shall be accrued at an interest rate of 9% per annum and be paid from the proceeds of the next financing event by the Company.

Business Combination Agreement

On May 7, 2023, the Company, entered into a definitive Business Combination Agreement (which was further amended by that certain parties as mentioned below on January 14, 2025, collectively, the “Agreement”) with Allrites Holdings Pte Ltd., a Singapore private company limited by shares, (“Allrites”), and Meta Gold Pte. Ltd., a Singapore exempt private company limited by shares, in its capacity as the representative for the shareholders of Allrites. The transactions contemplated by the Agreement are hereinafter referred to as the “Business Combination.”

Allrites Share Recapitalization

Immediately prior to the closing of the Business Combination (the “Closing”), but contingent upon the Closing, Allrites will effect a capital restructuring whereby (i) each then outstanding (A) Allrites restricted ordinary share, (B) Allrites non-voting share, (C) Allrites preference share, and (D) Allrites option, will become vested and exercisable and will convert into Allrites Ordinary Shares, and (ii) any retained shares (including the shares received from the exercise of all Allrites options) will be converted into Company Ordinary Shares, and (iii) each of the Allrites option holders will (a) exercise each of their options for Allrites Ordinary Shares and (b) retain such Allrites Ordinary Shares received upon exercise of the Options, as well as the remaining Allrites Ordinary Shares.

Exchange Consideration

As consideration for the Business Combination, subject to the terms and conditions set forth in the Agreement, and contingent upon the Closing, Allrites shareholders collectively shall be entitled to receive from the Company, in the aggregate, 9,200,000 Company Class A Ordinary Shares, valued at $10.00 per share, for an aggregate value equal to ninety-two million and no/100s dollars ($92,000,000). Each Allrites shareholder shall be entitled to receive the amount of Company Class A Ordinary Shares in accordance with the Agreement (the “Exchange”). Following the Exchange, the Allrites shareholders will become shareholders of the Company and Allrites will continue as a wholly owned subsidiary of the Company. Each Allrites shareholder, upon receiving the Company Class A Ordinary Shares, will cease to have any other rights in and to shares of Allrites.

As additional consideration for the Business Combination, subject to certain conditions, if Allrites’ recurring revenue recognized solely from the sale of products and services to its contracted subscription customer base in accordance with GAAP measured for each of the first two fiscal years following Closing (each, an “Earnout Period”) exceeds the thresholds of $8,750,000 for the first Earnout Period and $15,470,000 for the second Earnout Period, the Company will issue to the Allrites shareholders: (i) in connection with the first Earnout Period, if earned and payable, 800,000 Company Class A Ordinary Shares, valued at $10.00 per share, for an aggregate value of $8,000,000; and (ii) in connection with the second Earnout Period, if earned and payable, 1,000,000 Company Class A Ordinary Shares, valued at $10.00 per share, for an aggregate value of $10,000,000. If the recurring revenue for the first Earnout Period fails to meet or exceed the Earnout Threshold but the recurring revenue for the second Earnout Period meets or exceeds the Earnout Threshold for the second Earnout Period, the Company shall issue to the Allrites shareholders both the First Earnout and the Second Earnout.

Termination and Break-Up Fee

The Agreement may be terminated under certain customary and limited circumstances at any time prior to the Closing. If the Agreement is terminated, all further obligations of the parties related to public announcements, confidentiality, fees and expenses, trust account waiver, termination and general provisions under the Agreement will terminate and will be of no further force and effect, and no party to the Agreement will have any further liability to any other party thereto except for liability for certain fraud claims or for willful breach of the Agreement prior to the termination.

The Agreement may be terminated at any time prior to the Closing by either the Company or Allrites if the Closing has not occurred, on or prior to July 18, 2025 (the “Business Combination Deadline”) unless the Company, at its election, receives shareholder approval for a charter amendment to extend the term it has to consummate a business combination (“Extension Option”), for an additional six months for the Company to consummate a business combination pursuant to the charter amendment. A party is not entitled to terminate the Agreement if the failure of the Closing to occur by such date was caused by or the result of a breach of the Agreement by such party. The Company has the right to extend the Deadline Date through July 18, 2025.

The Agreement may also be terminated under certain other customary and limited circumstances prior the Closing, including, among other reasons: (i) by mutual written consent of the Company and Allrites; (ii) by either the Company or Allrites if a governmental authority of competent jurisdiction has issued an order or taken any other action permanently restraining, enjoining or otherwise prohibiting the Business Combination, and such order or other action has become final and non-appealable; (iii) by Allrites for the Company’s material uncured breach of the Agreement, if the breach would result in the failure of the related Closing condition; (iv) by the Company for the material uncured breach of the Agreement by Allrites, if the breach would result in the failure of the related Closing condition; (v) by the Company if there has been a Company Material Adverse Effect with respect to Allrites since the date of the Agreement, which is uncured and continuing; or (vi) by either the Company or Allrites if the Company holds an extraordinary general meeting of its shareholders to approve the Agreement and the Business Combination and such approval is not obtained.

In the event the Agreement is terminated, the terminating party shall pay $350,000 to the non-terminating party, within three business days, by wire transfer of immediately available funds to an account specified by the non-terminating party, as liquidated damages.

Subscription Agreements

In connection with entry into the Agreement, the Company may enter into subscription agreements with certain accredited investors (the “Subscription Agreements”), pursuant to which such investors would subscribe for Company Class A Ordinary Shares and/or any combination of Allrites; Preference Shares that are convertible into Company Class A Ordinary Shares, or warrants, options or rights that are exercisable for Company Class A Ordinary Shares at the Closing of the Business Combination, all in an aggregate amount equal on a fully-diluted basis to one million (1,000,000) Class A Ordinary Shares (the “Pool Shares”). The Pool Shares would be issued for purposes that are mutually reasonably acceptable to the Company and Allrites and pursuant to Subscription Agreements and other related private placement documents.

The foregoing description of the Subscription Agreements does not purport to be complete and is qualified in its entirety by the terms and conditions of the Subscription Agreements entered into from time-to-time.

Share Exchange Agreement

At the Closing, each Allrites shareholder and the Company, will enter into a Share Exchange Agreement for the purpose of issuing the Exchange Consideration to each of the Allrites shareholders that transfer the Allrites ordinary shares, providing for the exchange of that Allrites shareholder’s Allrites shares for the Company’s Class A Ordinary Shares.

The foregoing description of the Share Exchange Agreement does not purport to be complete and is qualified in its entirety by the terms and conditions of the form of Share Exchange Agreement.

Consulting Agreement

On July 17, 2023, the Company entered into a consulting agreement with Andreas Ehn for services as a member of the board and participation in any committee roles. Andreas Ehn has agreed to join the Company’s Board of Directors effective at completion of the Business Combination with Allrites. The annual compensation will be for $480,000 and a maximum of $60,000 in the Company’s performance rights. For the year ended November 30, 2024, there were no expenses incurred related to this agreement.

Venture Debt Facility Agreement

On August 29, 2024, Iris Fund LP (“IRIS”), Allrites and the Company entered into a venture debt facility agreement (together with a series other documents designated as such by IRIS and Allrites, collectively “Facility Documents”), pursuant to which, IRIS agreed to make available to Allrites a US$ term loan facility in the principal amount of US$1,500,000, with the Company serves as a guarantor (the “Guarantor”). The Company shall irrevocably and unconditionally:

(a) guarantees to IRIS due and punctual performance by Allrites of all Allrites's obligations under the Facility Documents;

(b) undertakes with IRIS that whenever Allrites does not pay any amount when due under or in connection with any Facility Document, that the Company shall immediately on demand pay that amount as if it or he was the principal obligor; and

(c) undertakes with IRIS that, if any amount which would otherwise be claimed by IRIS under paragraph(s) (a) and/or (b) above is for any reason not recoverable thereunder on the basis of a guarantee, the Guarantor shall as principal debtor and primary obligor jointly and severally indemnify IRIS immediately on demand against any cost, loss or liability which IRIS may incur or suffer as a result of Allrites not paying any amount when (if such amount were recoverable from Allrites) it would have been due under or in connection with any Facility Document; and the amount payable by the Guarantor under this indemnity shall not exceed the amount the Guarantor would have had to pay under paragraph(s) (a) and/or (b) above if the amount claimed had been recoverable on the basis of a guarantee.

As of November 30, 2024, Allrites withdrew the $1,500,000 facility in full. Up to the date of the financial statements were issued, the Company believes the default is remote.

Allrites Holdings Pte Ltd And Subsidiaries [Member]
Commitments and Contingencies

Note 13 — Commitments and Contingencies

Business Combination Agreement

On May 7, 2023, the Company, entered into a definitive Business Combination Agreement (the “Agreement”) with Aura Fat Projects Acquisition Corp, a Cayman Islands exempted company (“AFAR”), and Meta Gold Pte. Ltd., a Singapore exempt private company limited by shares, in its capacity as the representative for the shareholders of Allrites. The transactions contemplated by the Agreement are hereinafter referred to as the “Business Combination.”

Company Share Recapitalization

Immediately prior to the closing of the Business Combination (the “Closing”), but contingent upon the Closing, the Company will effect a capital restructuring whereby (i) each then outstanding (A) Company restricted ordinary share, (B) Company non-voting share, (C) Company preference share, and (D) Company option, will become vested and exercisable and will convert into Company Ordinary Shares, and (ii) any retained shares (including the shares received from the exercise of all Company options) will be converted into AFAR Ordinary Shares, and (iii) each of the Company option holders will (a) exercise each of their options for Company Ordinary Shares and (b) retain such Company Ordinary Shares received upon exercise of the Options, as well as the remaining Company Ordinary Shares.

Exchange Consideration

As consideration for the Business Combination, subject to the terms and conditions set forth in the Agreement, and contingent upon the Closing, Company shareholders collectively shall be entitled to receive from AFAR, in the aggregate, 9,200,000 AFAR Class A Ordinary Shares, valued at $10.00 per share, for an aggregate value equal to ninety-two million and no/100s dollars ($92,000,000). Each Company shareholder shall be entitled to receive the amount of AFAR Class A Ordinary Shares in accordance with the Agreement (the “Exchange”). Following the Exchange, the Company shareholders will become shareholders of the AFAR and the Company will continue as a wholly owned subsidiary of the AFAR. Each Company shareholder, upon receiving the AFAR Class A Ordinary Shares, will cease to have any other rights in and to shares of the Company.

As additional consideration for the Business Combination, subject to certain conditions, if the Company’s recurring revenue recognized solely from the sale of products and services to its contracted subscription customer base in accordance with GAAP measured for each of the first two fiscal years following Closing (each, an “Earnout Period”) exceeds the thresholds of $8,750,000 for the first Earnout Period and $15,470,000 for the second Earnout Period, AFAR will issue to the Company shareholders: (i) in connection with the first Earnout Period, if earned and payable, 800,000 AFAR Class A Ordinary Shares, valued at $10.00 per share, for an aggregate value of $8,000,000; and (ii) in connection with the second Earnout Period, if earned and payable, 1,000,000 AFAR Class A Ordinary Shares, valued at $10.00 per share, for an aggregate value of $10,000,000. If the recurring revenue for the first Earnout Period fails to meet or exceed the Earnout Threshold but the recurring revenue for the second Earnout Period meets or exceeds the Earnout Threshold for the second Earnout Period, AFAR shall issue to the Company shareholders both the First Earnout and the Second Earnout.

Termination and Break-Up Fee

The Agreement may be terminated under certain customary and limited circumstances at any time prior to the Closing. If the Agreement is terminated, all further obligations of the parties related to public announcements, confidentiality, fees and expenses, trust account waiver, termination and general provisions under the Agreement will terminate and will be of no further force and effect, and no party to the Agreement will have any further liability to any other party thereto except for liability for certain fraud claims or for willful breach of the Agreement prior to the termination.

The Agreement may be terminated at any time prior to the Closing by either the Company or AFAR if the Closing has not occurred on or prior to March 18, 2024 (or by July 18, 2024 (the “Business Combination Deadline”) unless AFAR, at its election, receives shareholder approval for a charter amendment to extend the term it has to consummate a business combination (“Extension Option”), for an additional six months for AFAR to consummate a business combination pursuant to the charter amendment. A party is not entitled to terminate the Agreement if the failure of the Closing to occur by such date was caused by or the result of a breach of the Agreement by such party.

Anticipated Accounting Treatment

The Business Combination is expected to be accounted for as a capital reorganization, in accordance with GAAP. Under this method of accounting, AFAR will be treated as the “acquired” company for financial reporting purposes, and Allrites will be the accounting “acquirer”. This determination was primarily based on the assumption that:

●	As a result of the exercise of the right of redemption associated with the Public Shares by AFAR’s Public Shareholders, Allrites’ current shareholders will hold a majority of the voting power of New Allrites post Business Combination; for more information, see “Questions and Answers about the Proposals—What equity stake will current AFAR stockholders and Allrites Shareholders hold in the Combined Company immediately after the Closing?”;

●	Effective upon the Business Combination, the post-combination Board will consist of five (5) directors, a majority of which will be independent under Nasdaq requirements, including three (3) directors designated by Allrites, one (1) director designated by AFAR and one (1) independent director who will be mutually agreed upon by Allrites and AFAR;
●	Allrites’ operations will substantially comprise the ongoing operations of New Allrites;

●	Allrites is the larger entity in terms of substantive operations, operating history and employee base; and

●	Allrites’ senior management will comprise the senior management of New Allrites.

Other Legal Matters

From time to time in the ordinary course of business, the Company may be subject to various claims, charges, and litigation. At June 30, 2024, the Company did not have any pending claims, charges or litigation that were expected to have a material adverse impact on its financial position, results of operations or cash flows.

Note 13 — Commitments and Contingencies

Business Combination Agreement

On May 7, 2023, the Company, entered into a definitive Business Combination Agreement (the “Agreement”) with Aura Fat Projects Acquisition Corp, a Cayman Islands exempted company (“AFAR”), and Meta Gold Pte. Ltd., a Singapore exempt private company limited by shares, in its capacity as the representative for the shareholders of Allrites. The transactions contemplated by the Agreement are hereinafter referred to as the “Business Combination.”

Company Share Recapitalization

Immediately prior to the closing of the Business Combination (the “Closing”), but contingent upon the Closing, the Company will effect a capital restructuring whereby (i) each then outstanding (A) Company restricted ordinary share, (B) Company non-voting share, (C) Company preference share, and (D) Company option, will become vested and exercisable and will convert into Company Ordinary Shares, and (ii) any retained shares (including the shares received from the exercise of all Company options) will be converted into AFAR Ordinary Shares, and (iii) each of the Company option holders will (a) exercise each of their options for Company Ordinary Shares and (b) retain such Company Ordinary Shares received upon exercise of the Options, as well as the remaining Company Ordinary Shares.

Exchange Consideration

As consideration for the Business Combination, subject to the terms and conditions set forth in the Agreement, and contingent upon the Closing, Company shareholders collectively shall be entitled to receive from AFAR, in the aggregate, 9,200,000 AFAR Class A Ordinary Shares, valued at $10.00 per share, for an aggregate value equal to ninety-two million and no/100s dollars ($92,000,000). Each Company shareholder shall be entitled to receive the amount of AFAR Class A Ordinary Shares in accordance with the Agreement (the “Exchange”). Following the Exchange, the Company shareholders will become shareholders of the AFAR and the Company will continue as a wholly owned subsidiary of the AFAR. Each Company shareholder, upon receiving the AFAR Class A Ordinary Shares, will cease to have any other rights in and to shares of the Company.

As additional consideration for the Business Combination, subject to certain conditions, if the Company’s recurring revenue recognized solely from the sale of products and services to its contracted subscription customer base in accordance with GAAP measured for each of the first two fiscal years following Closing (each, an “Earnout Period”) exceeds the thresholds of $8,750,000 for the first Earnout Period and $15,470,000 for the second Earnout Period, AFAR will issue to the Company shareholders: (i) in connection with the first Earnout Period, if earned and payable, 800,000 AFAR Class A Ordinary Shares, valued at $10.00 per share, for an aggregate value of $8,000,000; and (ii) in connection with the second Earnout Period, if earned and payable, 1,000,000 AFAR Class A Ordinary Shares, valued at $10.00 per share, for an aggregate value of $10,000,000. If the recurring revenue for the first Earnout Period fails to meet or exceed the Earnout Threshold but the recurring revenue for the second Earnout Period meets or exceeds the Earnout Threshold for the second Earnout Period, AFAR shall issue to the Company shareholders both the First Earnout and the Second Earnout.

Termination and Break-Up Fee

The Agreement may be terminated under certain customary and limited circumstances at any time prior to the Closing. If the Agreement is terminated, all further obligations of the parties related to public announcements, confidentiality, fees and expenses, trust account waiver, termination and general provisions under the Agreement will terminate and will be of no further force and effect, and no party to the Agreement will have any further liability to any other party thereto except for liability for certain fraud claims or for willful breach of the Agreement prior to the termination.

The Agreement may be terminated at any time prior to the Closing by either the Company or AFAR if the Closing has not occurred on or prior to March 18, 2024 (or by July 18, 2024 (the “Business Combination Deadline”) unless AFAR, at its election, receives shareholder approval for a charter amendment to extend the term it has to consummate a business combination (“Extension Option”), for an additional six months for AFAR to consummate a business combination pursuant to the charter amendment. A party is not entitled to terminate the Agreement if the failure of the Closing to occur by such date was caused by or the result of a breach of the Agreement by such party.

Anticipated Accounting Treatment

The Business Combination is expected to be accounted for as a capital reorganization, in accordance with GAAP. Under this method of accounting, AFAR will be treated as the “acquired” company for financial reporting purposes, and Allrites will be the accounting “acquirer”. This determination was primarily based on the assumption that:

●	As a result of the exercise of the right of redemption associated with the Public Shares by AFAR’s Public Shareholders, Allrites’ current shareholders will hold a majority of the voting power of New Allrites post Business Combination if the current trend in redemptions continues; for more information, see “Questions and Answers about the Proposals—What equity stake will current AFAR stockholders and Allrites Shareholders hold in the Combined Company immediately after the Closing?”;

●	Effective upon the Business Combination, the post-combination Board will consist of five (5) directors, a majority of which will be independent under Nasdaq requirements, including three (3) directors designated by Allrites, one (1) director designated by AFAR and one (1) independent director who will be mutually agreed upon by Allrites and AFAR;

●	Allrites’ operations will substantially comprise the ongoing operations of New Allrites;

●	Allrites is the larger entity in terms of substantive operations, operating history and employee base; and

●	Allrites’ senior management will comprise the senior management of New Allrites.

Other Legal Matters

From time to time in the ordinary course of business, the Company may be subject to various claims, charges, and litigation. At December 31, 2023, the Company did not have any pending claims, charges or litigation that were expected to have a material adverse impact on its financial position, results of operations or cash flows.